Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipments,net [Line Items]
Opening balance	$ 1,650,361	$ 1,754,372
Final balances	1,537,870	1,650,361	$ 1,754,372
Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,039,579	1,038,294
Final balances	1,007,648	1,039,579	1,038,294
Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	5,371,534	5,495,976	5,690,851
Final balances		5,371,534	5,495,976	$ 5,690,851
Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	3,771,978	3,781,326
Additions	93,282	109,325
Sales and disposals	(13,033)	(14,270)
Sales	1,183	104,403
Final balances	3,851,044	3,771,978	3,781,326
Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	4,685,227	4,567,187
Additions	207,986	143,489
Sales and disposals	(192,513)	(25,067)
Sales	94,595
Transfer/Other changes	(2,398)	(382)
Final balances	4,792,897	4,685,227	4,567,187
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	9,366,048	9,026,755	8,753,310
Additions		376,890	294,846
Adjustments and reclassifications		(18,466)	(6,255)
Sales and disposals		(19,131)	(15,146)
Transfer/Other changes		0	0
Final balances		9,366,048	9,026,755	8,753,310
Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	2,095,342	1,998,596
Additions	178,294	199,586
Sales and disposals	(583)	(1,595)
Sales	1,064	(101,245)
Final balances	2,286,755	2,095,342	1,998,596
Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	3,645,648	3,528,893
Additions	149,711	137,238
Sales and disposals	(10,110)	(20,483)
Transfer/Other changes		0
Final balances	3,785,249	3,645,648	3,528,893
Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	3,994,514	3,530,779	3,062,459
Additions		482,688	483,285
Adjustments and reclassifications		0	0
Sales and disposals		(18,953)	(14,965)
Transfer/Other changes		0	0
Final balances		3,994,514	3,530,779	3,062,459
Land | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	17,322
Sales	3,009
Final balances	20,331	17,322
Land | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	17,650	17,517
Additions		133
Final balances	17,703	17,650	17,517
Land | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	17,322	17,053
Additions		0
Sales and disposals		0
Transfer/Other changes		269
Final balances		17,322	17,053
Land | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	30,382	24,905	24,905
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		5,477	0
Final balances		30,382	24,905	24,905
Land improvements [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	28,982	28,982
Additions		0
Sales and disposals		0
Sales	3,750
Transfer/Other changes		0
Final balances	32,732	28,982	28,982
Land improvements [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	28,395	28,315
Additions	74	80
Sales and disposals		0
Transfer/Other changes		0
Final balances	28,469	28,395	28,315
Buildings and constructions [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	276,064	271,554
Additions		0
Sales and disposals		0
Sales	58,232
Transfer/Other changes	2,162	4,510
Final balances	336,458	276,064	271,554
Buildings and constructions [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,596,406	2,589,004	2,548,124
Additions		0	0
Adjustments and reclassifications		430	(1)
Sales and disposals		(913)	(14)
Transfer/Other changes		7,885	40,895
Final balances		2,596,406	2,589,004	2,548,124
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	233,110	226,129
Additions	7,171	6,981
Sales and disposals		0
Transfer/Other changes		0
Final balances	240,281	233,110	226,129
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	522,381	456,213	393,910
Additions		66,846	62,317
Adjustments and reclassifications		236	0
Sales and disposals		(914)	(14)
Transfer/Other changes		0	0
Final balances		522,381	456,213	393,910
Machinery and equipment | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	883,192	912,704
Additions	5	4
Sales and disposals	(393)	(419)
Sales	249	42,319
Final balances	902,397	883,192	912,704
Machinery and equipment | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	210,215	216,872
Additions		0
Sales and disposals	(9,161)	(20,844)
Sales	64
Transfer/Other changes	33,132	14,187
Final balances	234,250	210,215	216,872
Machinery and equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	5,098,359	4,985,749	4,854,613
Additions		0	0
Adjustments and reclassifications		(430)	1
Sales and disposals		(14,967)	(12,814)
Transfer/Other changes		128,007	143,949
Final balances		5,098,359	4,985,749	4,854,613
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	686,466	667,937
Additions	56,384	60,034
Sales and disposals	(340)	(265)
Sales	170	(40,805)
Final balances	742,340	686,466	667,937
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	181,674	184,030
Additions	13,776	18,029
Sales and disposals	(9,162)	(20,385)
Transfer/Other changes		0
Final balances	186,288	181,674	184,030
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,569,972	2,305,568
Additions		279,531	277,384	2,040,819
Adjustments and reclassifications		(236)	0
Sales and disposals		(14,891)	(12,635)
Transfer/Other changes		0	0
Final balances		2,569,972	2,305,568
Leach pads [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,829,479	1,817,226
Additions		0
Sales and disposals		0
Sales	13,399
Transfer/Other changes	34,422	12,253
Final balances	1,877,300	1,829,479	1,817,226
Leach pads [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,734,485	1,694,288
Additions	35,624	40,197
Sales and disposals		0
Transfer/Other changes		0
Final balances	1,770,109	1,734,485	1,694,288
Transportation units [Member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	8,409	8,892
Additions	70
Sales and disposals	(152)
Sales	934	577
Final balances	7,662	8,409	8,892
Transportation units [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	10,255	9,402
Additions		0
Sales and disposals	(950)	(98)
Transfer/Other changes	1,861	951
Final balances	11,166	10,255	9,402
Transportation units [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	33,382	30,098	26,365
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		(1,132)	0
Transfer/Other changes		4,416	3,733
Final balances		33,382	30,098	26,365
Transportation units [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	7,083	7,026
Additions	604	607
Sales and disposals	(143)
Sales	894	(550)
Final balances	6,650	7,083	7,026
Transportation units [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	8,779	8,828
Additions	397	49
Sales and disposals	(948)	(98)
Transfer/Other changes		0
Final balances	8,228	8,779	8,828
Transportation units [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	18,627	17,698	15,872
Additions		1,969	1,826
Adjustments and reclassifications		0	0
Sales and disposals		(1,040)	0
Transfer/Other changes		0	0
Final balances		18,627	17,698	15,872
Fixtures and fittings [Member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	11,737	12,010
Additions	33	3
Sales and disposals	(98)	(74)
Sales		408
Final balances	11,770	11,737	12,010
Fixtures and fittings [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,556	2,556
Additions		0
Sales and disposals		0
Transfer/Other changes		0
Final balances	2,556	2,556	2,556
Fixtures and fittings [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	572	949	949
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		(377)	0
Transfer/Other changes		0	0
Final balances		572	949	949
Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	9,824	9,604
Additions	601	614
Sales and disposals	(97)	(46)
Sales		(348)
Final balances	10,328	9,824	9,604
Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	2,564	2,560
Additions	4	4
Sales and disposals		0
Transfer/Other changes		0
Final balances	2,568	2,564	2,560
Fixtures and fittings [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	551	904	881
Additions		23	23
Adjustments and reclassifications		0	0
Sales and disposals		(376)	0
Transfer/Other changes		0	0
Final balances		551	904	881
Other property, plant and equipment [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	61,494	59,262
Additions		0
Sales and disposals		0
Transfer/Other changes		2,232
Final balances	61,494	61,494	59,262
Other property, plant and equipment [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	35,395	30,965	25,100
Additions		0	0
Adjustments and reclassifications		0	0
Sales and disposals		(92)	0
Transfer/Other changes		4,522	5,865
Final balances		35,395	30,965	25,100
Other property, plant and equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	56,423	54,132
Additions	2,366	2,291
Sales and disposals		0
Transfer/Other changes		0
Final balances	58,789	56,423	54,132
Other property, plant and equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	24,090	21,240	19,745
Additions		2,942	1,495
Adjustments and reclassifications		0	0
Sales and disposals		(92)	0
Transfer/Other changes		0	0
Final balances		24,090	21,240	19,745
Work in Progress [Member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	34,934	50,365
Additions	40,768	27,322
Sales and disposals	(1,838)	(325)
Sales		30
Final balances	46,287	34,934	50,365
Work in Progress [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	510,359	436,699
Additions	207,986	143,489
Sales and disposals	(174,475)	0
Transfer/Other changes	(113,990)	(69,829)
Final balances	429,880	510,359	436,699
Work in Progress [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	126,527	118,430	158,068
Additions		158,599	161,059
Adjustments and reclassifications		(195)	(6,255)
Sales and disposals		0	0
Transfer/Other changes		(150,307)	(194,442)
Final balances		126,527	118,430	158,068
Mining property [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	37,521	37,521
Additions		0
Sales and disposals		0
Sales	11,848
Transfer/Other changes		0
Final balances	49,369	37,521	37,521
Mining property [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	29,457	29,457
Additions		0
Sales and disposals		0
Transfer/Other changes		0
Final balances	29,457	29,457	29,457
Right-of-use assets [member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	16,259	11,352
Additions	2,973	6,221
Sales and disposals		(1,314)
Final balances	19,232	16,259	11,352
Right-of-use assets [member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,045	1,045
Additions		0
Sales and disposals		0
Transfer/Other changes		0
Final balances	1,045	1,045	1,045
Right-of-use assets [member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	98,900	96,451	95,441
Additions		4,099	3,328
Sales and disposals		(1,650)	(2,318)
Final balances		98,900	96,451	95,441
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	9,081	5,167
Additions	4,813	5,145
Sales and disposals		(1,231)
Final balances	13,894	9,081	5,167
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	729	461
Additions	268	268
Sales and disposals		0
Transfer/Other changes		0
Final balances	997	729	461
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	30,408	19,589	10,585
Additions		12,459	11,320
Sales and disposals		(1,640)	(2,316)
Final balances		30,408	19,589	10,585
Asset retirement and mine closure cost asset [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	689,240	693,365
Additions		0
Sales and disposals	(7,927)	(4,125)
Transfer/Other changes		0
Final balances	681,313	689,240	693,365
Asset retirement and mine closure cost asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	540,708	478,826
Additions	80,129	61,882
Sales and disposals		0
Transfer/Other changes		0
Final balances	620,837	540,708	478,826
Stripping activity asset [Member] | Gross carrying amount [Member]
Property, plant and equipments,net [Line Items]
Opening balance	152,597	154,090
Additions	17,653	10,752
Sales and disposals	(6,763)	(11,633)
Final balances	163,487	152,597	154,090
Stripping activity asset [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	186,539	151,494
Additions		0
Sales and disposals		0
Transfer/Other changes	40,298	35,045
Final balances	226,837	186,539	151,494
Stripping activity asset [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	1,159,829	945,637	852,747
Additions		214,192	92,890
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Final balances		1,159,829	945,637	852,747
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments,net [Line Items]
Opening balance	111,455	88,923
Additions	14,039	22,532
Final balances	132,159	111,455	88,923
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	149,494	147,725
Additions	2,888	1,769
Sales and disposals		0
Transfer/Other changes		0
Final balances	152,382	149,494	147,725
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	791,571	678,041	553,732
Additions		113,530	124,309
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Final balances		791,571	678,041	553,732
Mine developments [Member] | Gross carrying amount [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	824,156	824,156
Additions		0
Sales and disposals		0
Sales	4,293
Transfer/Other changes	(283)	0
Final balances	828,166	824,156	824,156
Mine developments [Member] | Accumulated depreciation, amortisation and impairment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance	679,830	674,142
Additions	7,014	5,688
Sales and disposals		0
Transfer/Other changes		0
Final balances	686,844	679,830	674,142
Asset retirement costs [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	186,296	204,567	166,998
Additions		0	37,569
Adjustments and reclassifications		(18,271)	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Final balances		186,296	204,567	166,998
Asset retirement costs [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance	$ 36,914	31,526	26,915
Additions		5,388	4,611
Adjustments and reclassifications		0	0
Sales and disposals		0	0
Transfer/Other changes		0	0
Final balances		$ 36,914	$ 31,526	$ 26,915